Schedule of promissory note settlements (Details) (USD $)	12 Months Ended
Sep. 30, 2014
Promissory Notes Payable Schedule Of Promissory Note Settlements 1	$ 49,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 2	3,200
Promissory Notes Payable Schedule Of Promissory Note Settlements 3	130,501
Promissory Notes Payable Schedule Of Promissory Note Settlements 4	98,205
Promissory Notes Payable Schedule Of Promissory Note Settlements 5	46,005
Promissory Notes Payable Schedule Of Promissory Note Settlements 6	250,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 7	15,233
Promissory Notes Payable Schedule Of Promissory Note Settlements 8	663,082
Promissory Notes Payable Schedule Of Promissory Note Settlements 9	498,972
Promissory Notes Payable Schedule Of Promissory Note Settlements 10	233,739
Promissory Notes Payable Schedule Of Promissory Note Settlements 11	150,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 12	5,425
Promissory Notes Payable Schedule Of Promissory Note Settlements 13	388,562
Promissory Notes Payable Schedule Of Promissory Note Settlements 14	292,394
Promissory Notes Payable Schedule Of Promissory Note Settlements 15	136,969
Promissory Notes Payable Schedule Of Promissory Note Settlements 16	50,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 17	1,501
Promissory Notes Payable Schedule Of Promissory Note Settlements 18	128,753
Promissory Notes Payable Schedule Of Promissory Note Settlements 19	96,887
Promissory Notes Payable Schedule Of Promissory Note Settlements 20	45,386
Promissory Notes Payable Schedule Of Promissory Note Settlements 21	50,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 22	699
Promissory Notes Payable Schedule Of Promissory Note Settlements 23	126,747
Promissory Notes Payable Schedule Of Promissory Note Settlements 24	95,377
Promissory Notes Payable Schedule Of Promissory Note Settlements 25	44,678
Promissory Notes Payable Schedule Of Promissory Note Settlements 26	549,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 27	26,058
Promissory Notes Payable Schedule Of Promissory Note Settlements 28	1,437,645
Promissory Notes Payable Schedule Of Promissory Note Settlements 29	1,081,835
Promissory Notes Payable Schedule Of Promissory Note Settlements 30	506,777
Promissory Notes Payable Schedule Of Promissory Note Settlements 31	1,108,506
Promissory Notes Payable Schedule Of Promissory Note Settlements 32	0
Promissory Notes Payable Schedule Of Promissory Note Settlements 33	2,771,265
Promissory Notes Payable Schedule Of Promissory Note Settlements 34	2,085,386
Promissory Notes Payable Schedule Of Promissory Note Settlements 35	976,880
Promissory Notes Payable Schedule Of Promissory Note Settlements 36	1,657,506
Promissory Notes Payable Schedule Of Promissory Note Settlements 37	26,058
Promissory Notes Payable Schedule Of Promissory Note Settlements 38	4,208,910
Promissory Notes Payable Schedule Of Promissory Note Settlements 39	3,167,221
Promissory Notes Payable Schedule Of Promissory Note Settlements 40	$ 1,483,657